Expense Example, No Redemption (Vanguard Windsor II Fund Participant)	Vanguard Windsor II Fund Vanguard Windsor II Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	37
3 YEAR	116
5 YEAR	202
10 YEAR	456